UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Institutional Cash

Advantage Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2015. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.00%, Participant Advantage shares yielded 0.00%, Institutional Advantage shares yielded 0.06%, and Investor Advantage shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares, and Investor Advantage shares produced effective yields1 of 0.00%, 0.00%, 0.06%, and 0.00%, respectively.2

Despite a sustained U.S. economic recovery and a shift to a more moderately accommodative monetary policy, money market yields remained anchored near zero percent when the target for the federal funds rate stayed unchanged in a range between 0% and 0.25%.

U.S. Economy Continued to Strengthen with Low Inflation

The reporting period began as the domestic economic recovery got back on track after weather-related weakness over the first quarter of 2014. Manufacturing activity accelerated and personal incomes posted gains in May 2014, while payrolls rose by 236,000 despite a mild increase in the unemployment rate to 6.3%.The unemployment rate soon reversed course, dipping to 6.1% in June as 286,000 jobs were created. These factors contributed to a robust 4.6% annualized GDP growth rate for the second quarter of the year.

The unemployment rate rose to 6.2% in July, when 249,000 new jobs were created. Retail and home sales increased in August, but new job creation moderated to 213,000 even as the unemployment rate fell to 6.1%. September saw 250,000 new jobs, and the unemployment rate slid to 5.9%, its lowest level since the 2008 recession. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

In early October, investors grew concerned that disappointing growth in Europe might threaten the U.S. economy, triggering steep declines in U.S. equity markets. Markets bounced back later in the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and the addition of 221,000 new jobs. Personal incomes rose and fuel prices fell sharply, giving consumers greater confi-dence.The Federal Reserve Board (the “Fed”) ended its quantitative easing program at the end of October, signaling that such aggressive accommodation was no longer needed. In November, the unemployment rate ticked higher to 5.8% while 423,000 new jobs were added. Hourly earnings rose by 0.4%, suggesting that the recovery’s benefits might be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of –0.3%, giving consumers greater buying power. December brought more positive economic news when the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created. The U.S. economy grew at a more moderate 2.2% annualized rate for the fourth quarter.

January 2015 saw not just the creation of 201,000 new jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created.Wages and personal incomes also moved higher, but exports were hurt by a strong U.S. dollar, and orders for durable goods and retail sales weakened amid harsh weather. The unemployment rate was unchanged in March, and job creation data moderated to 85,000 positions, the smallest gain in 15 months.Yet, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. On the other hand, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high in March, and U.S. GDP grew at an estimated 0.2% annualized rate during the first quarter.

In April, the unemployment rate slid to 5.4% and 223,000 new jobs were created, lending credence to the Fed’s comments that the forces behind the winter soft patch were transitory. Average hourly earnings advanced modestly during the month, and the manufacturing and service sectors of the economy continued to expand.

Fed in No Hurry to Raise Rates

Investors delayed their expectations of rate hikes in light of the first quarter’s disappointing growth rate. For its part, the Fed has reiterated that its target for short-term interest rates “remains appropriate” and that policymakers will continue to monitor labor markets and inflationary pressures in determining the timing of future rate hikes.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Therefore, we have maintained the fund’s weighted average maturity in a range we consider to be in line with industry averages, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until it becomes clearer that higher short-term rates are imminent.

Patricia A. Larkin
Senior Portfolio Manager
May 15, 2015
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .69	$ .99	$ .99	$ .99
Ending value (after expenses)	$ 1,000.30	$ 1,000.00	$ 1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .70	$ 1.00	$ 1.00	$ 1.00
Ending value (after expenses)	$ 1,024.10	$ 1,023.80	$ 1,023.80	$ 1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional Advantage, .20% for Administrative
Advantage, .20% for Investor Advantage and .20% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

April 30, 2015

	Principal
Negotiable Bank Certificates of Deposit—33.6%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.26%, 5/7/15	390,000,000	[a]	390,000,000
Bank of Montreal (Yankee)
0.27%, 7/7/15	465,000,000		465,000,000
Bank of Nova Scotia (Yankee)
0.31%, 5/6/15	500,000,000	[a,b]	500,000,000
HSBC Bank USA (Yankee)
0.35%—0.36%, 5/1/15—5/5/15	200,000,000	[a]	200,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 6/17/15	300,000,000	[b]	300,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24%, 5/6/15	475,000,000		475,000,000
National Australia Bank (Yankee)
0.25%, 5/11/15	150,000,000	[a,b]	150,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/19/15	500,000,000		499,998,752
Norinchukin Bank/NY (Yankee)
0.24%—0.25%, 6/9/15—7/27/15	450,000,000		450,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.25%—0.28%, 8/10/15—10/22/15	242,000,000		241,999,999
Rabobank Nederland/NY (Yankee)
0.24%—0.28%, 6/9/15—7/6/15	850,000,000		850,002,039
Royal Bank of Canada (Yankee)
0.26%, 7/6/15	400,000,000		400,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 7/6/15	100,000,000	[b]	100,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.24%—0.25%, 5/7/15—7/10/15	900,000,000	[b]	900,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 5/6/15	500,000,000	[a]	500,000,000
Toronto Dominion Bank NY (Yankee)
0.25%—0.31%, 10/15/15—10/26/15	550,000,000		550,000,000

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)		Value ($)
Wells Fargo Bank, NA
0.29%—0.32%, 5/1/15—7/10/15	590,000,000	[a]	590,000,000
Total Negotiable Bank Certificates of Deposit
(cost $7,562,000,790)			7,562,000,790

Commercial Paper—25.4%
ANZ International Ltd.
0.27%, 5/29/15	100,000,000	[a,b]	100,000,000
ASB Finance Ltd.
0.27%, 5/5/15	125,000,000	[a,b]	125,000,000
Australia and New Zealand Banking Group Ltd.
0.27%, 5/11/15	195,000,000	[a,b]	195,000,000
Bank of Nova Scotia
0.32%—0.33%, 5/1/15—6/24/15	225,000,000	[a,b]	225,000,000
Bank of Nova Scotia
0.30%, 10/20/15	300,000,000	[b]	299,570,000
Barclays US Funding LLC
0.13%, 5/1/15	200,000,000	[b]	200,000,000
Commonwealth Bank of Australia
0.28%—0.29%, 7/9/15—7/23/15	460,000,000	[a,b]	459,990,145
DBS Bank Ltd./Singapore
0.23%—0.24%, 7/6/15—8/5/15	295,000,000	[b]	294,844,200
Erste Abwicklungsanstalt
0.30%, 10/13/15—10/30/15	350,000,000	[b]	349,485,833
Fortis Funding LLC
0.25%, 6/3/15	300,000,000	[b]	299,931,250
JP Morgan Securities LLC (3A3)
0.40%, 11/10/15	300,000,000		299,356,667
JPMorgan Securities LLC (4(2))
0.39%, 5/8/15	300,000,000	[a,b]	300,000,000
National Australia Bank
0.27%, 7/6/15	400,000,000	[b]	399,805,667

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Oversea-Chinese Banking Corp./NY
0.24%, 5/19/15—5/26/15	390,000,000		389,941,867
Sumitomo Mitsui Banking Corp.
0.25%, 6/5/15—6/12/15	585,000,000	[b]	584,840,069
Toyota Motor Credit Corp.
0.27%—0.28%, 8/18/15—9/11/15	400,000,000		399,638,431
Westpac Banking Corp.
0.27%—0.29%, 5/18/15—7/10/15	770,000,000	[a,b]	770,000,000
Total Commercial Paper
(cost $5,692,404,129)			5,692,404,129

Asset-Backed Commercial Paper—2.2%
Alpine Securitization Corp.
0.22%, 5/4/15	35,000,000	[b]	34,999,358
Collateralized Commercial Paper Program Co., LLC
0.35%, 10/26/15	450,000,000		449,221,250
Total Asset-Backed Commercial Paper
(cost $484,220,608)			484,220,608

Corporate Notes—1.2%
Wells Fargo Bank, NA
0.30%, 7/20/15
(cost $265,151,720)	265,000,000	[a]	265,151,720

Time Deposits—29.1%
Credit Agricole (Grand Cayman)
0.07%, 5/1/15	600,000,000		600,000,000
Landesbank Hessen-Thuringen Girozentrale
(Grand Cayman)
0.06%, 5/1/15	275,000,000		275,000,000
Lloyds Bank (London)
0.05%, 5/1/15	1,100,000,000		1,100,000,000
Natixis New York (Grand Cayman)
0.06%, 5/1/15	1,045,000,000		1,045,000,000
Northern Trust Co. (Grand Cayman)
0.01%, 5/1/15	200,000,000		200,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.06%, 5/1/15	1,100,000,000		1,100,000,000
Standard Chartered Bank
0.07%, 5/1/15	1,100,000,000		1,100,000,000

	Principal
Time Deposits (continued)	Amount ($)		Value ($)
Swedbank (Grand Cayman)
0.06%, 5/1/15	1,100,000,000		1,100,000,000
Total Time Deposits
(cost $6,520,000,000)			6,520,000,000

U.S. Treasury Bills—.4%
0.02%, 7/16/15
(cost $99,995,778)	100,000,000		99,995,778

Repurchase Agreements—8.1%
Bank of Nova Scotia
0.11%, dated 4/30/15, due 5/1/15 in the amount of
$260,000,794 (fully collateralized by $825 Federal
Farm Credit Bank, 0.82%, due 12/12/17, value $822,
$10,800,317 Federal Home Loan Bank, 1.55%-5.40%,
due 3/11/16-1/25/28, value $11,123,040, $48,039,404
Federal Home Loan Mortgage Corp., Mortgage Pools,
2.18%-4.75%, due 11/17/15-2/1/45, value $48,932,607,
$197,024,766 Federal National Mortgage Association
Mortgage Pools, 0%-5.36%, due 7/1/15-12/1/44,
value $199,148,669, $4,008,354 Government National
Mortgage Association, Mortgage Pools, 2.50%-6%,
due 3/20/36-4/20/62, value $3,607,608 and $1,922,721
U.S. Treasury Inflation Protected Securities, 2.38%,
due 1/15/17, value $2,387,264)	260,000,000		260,000,000
BNP Paribas Prime Brokerage Inc.
0.30%, dated 12/15/14, due 6/4/15 in the amount of
$250,002,083 (fully collateralized by Various Common
Stocks, value $275,000,007)	250,000,000	[c]	250,000,000
Credit Agricole CIB
0.10%, dated 4/30/15, due 5/1/15 in the amount of
$675,001,875 (fully collateralized by $27,284,597
U.S. Treasury Bills, due 5/7/15-3/3/16, value $27,282,802,
$53,930,545 U.S. Treasury Bonds, 2.50%-10.63%,
due 8/15/15-2/15/45, value $65,734,980,
$1,626,623 U.S. Treasury Floating Rate Notes,
0.09%-0.11%, due 4/30/16-4/30/17, value $1,626,981,
$202,879,195 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 7/15/15-2/15/45, value
$218,146,677, $359,415,603 U.S. Treasury Notes,
0.25%-4.88%, due 6/15/15-8/15/24, value $371,143,587
and $7,701,305 U.S. Treasury Strips, due
5/15/15-5/15/44 value $4,564,980)	675,000,000		675,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Merrill Lynch & Co. Inc.
0.30%, dated 8/4/14-12/9/14, due 6/4/15 in the amount
of $625,005,208 (fully collateralized by Various
Common Stocks, value $687,500,187)	625,000,000 [c]	625,000,000
Total Repurchase Agreements
(cost $1,810,000,000)		1,810,000,000
Total Investments (cost $22,433,773,025)	100.0%	22,433,773,025
Cash and Receivables (Net)	.0%	1,533,500
Net Assets	100.0%	22,435,306,525

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities amounted to $6,588,466,522 or 29.4% of net assets.
c Illiquid security; investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of April 30, 2015 and changes periodically.The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	87.5	Finance	1.8
Repurchase Agreements	8.1	U.S. Government	.4
Asset-Backed/Banking	2.2		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of
investments (including Repurchase Agreements
of $1,810,000,000)—Note 1(b)	22,433,773,025	22,433,773,025
Cash		200,584
Interest receivable		4,405,231
Receivable for shares of Beneficial Interest subscribed		40
Prepaid expenses		236,511
		22,438,615,391
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		3,110,577
Payable for shares of Beneficial Interest redeemed		9,339
Accrued expenses		188,950
		3,308,866
Net Assets ($)		22,435,306,525
Composition of Net Assets ($):
Paid-in capital		22,435,247,521
Accumulated net realized gain (loss) on investments		59,004
Net Assets ($)		22,435,306,525

Net Asset Value Per Share

Institutional Advantage
Net Assets ($)		21,893,547,590
Shares Outstanding		21,893,483,322
Net Asset Value Per Share ($)		1.00
Administrative Advantage
Net Assets ($)		429,569,039
Shares Outstanding		429,574,513
Net Asset Value Per Share ($)		1.00
Investor Advantage
Net Assets ($)		9,987,115
Shares Outstanding		9,987,138
Net Asset Value Per Share ($)		1.00
Participant Advantage
Net Assets ($)		102,202,781
Shares Outstanding		102,202,548
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Year Ended April 30, 2015

Investment Income ($):
Interest Income	50,857,861
Expenses:
Management fee—Note 2(a)	40,421,388
Custodian fees—Note 2(b)	930,358
Service plan fees—Note 2(b)	862,069
Trustees’ fees and expenses—Note 2(d)	202,776
Registration fees	103,294
Professional fees	76,034
Prospectus and shareholders’ reports	11,774
Shareholder servicing costs—Note 2(c)	10,129
Miscellaneous	382,997
Total Expenses	43,000,819
Less—reduction in expenses due to undertaking—Note 2(a)	(8,068,816)
Less—reduction in fees due to earnings credits—Note 2(b)	(43,252)
Net Expenses	34,888,751
Investment Income—Net	15,969,110
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	199,328
Net Increase in Net Assets Resulting from Operations	16,168,438

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2015	2014
Operations ($):
Investment income—net	15,969,110	15,330,764
Net realized gain (loss) on investments	199,328	316,866
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,168,438	15,647,630
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage	(15,967,838)	(15,330,545)
Administrative Advantage	(1,229)	(192)
Investor Advantage	(3)	(4)
Participant Advantage	(40)	(23)
Total Dividends	(15,969,110)	(15,330,764)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage	278,965,073,645	183,727,110,685
Administrative Advantage	2,397,948,599	2,484,393,083
Investor Advantage	14,505,355	24,509,735
Participant Advantage	337,200,112	541,549,556
Dividends reinvested:
Institutional Advantage	5,686,838	5,001,175
Administrative Advantage	1	1
Investor Advantage	1	1
Participant Advantage	32	14
Cost of shares redeemed:
Institutional Advantage	(283,612,661,037)	(173,621,627,544)
Administrative Advantage	(2,441,497,996)	(2,528,385,946)
Investor Advantage	(17,349,878)	(22,027,348)
Participant Advantage	(328,872,261)	(505,461,610)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,679,966,589)	10,105,061,802
Total Increase (Decrease) in Net Assets	(4,679,767,261)	10,105,378,668
Net Assets ($):
Beginning of Period	27,115,073,786	17,009,695,118
End of Period	22,435,306,525	27,115,073,786

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional			Year Ended April 30,
Advantage	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.001	.002
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	.06	.12	.11	.20
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.16	.16	.16	.16	.16
Ratio of net expenses
to average net assets	.13	.11	.16	.16	.15
Ratio of net investment income
to average net assets	.06	.06	.12	.11	.20
Net Assets, end of period
($ x 1,000)	21,893,548	26,535,254	16,424,459	20,012,342	40,170,075

See notes to financial statements.

			Year Ended April 30,
Administrative Advantage	2015		2014		2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.05		.04		.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23		.23		.23		.23		.23
Ratio of net expenses
to average net assets	.19		.17		.23		.23		.22
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.05		.04		.13
Net Assets, end of period ($ x 1,000)	429,569		473,115		517,102		675,358		752,389

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Investor Advantage	2015		2014		2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41		.41		.43		.42		.41
Ratio of net expenses
to average net assets	.19		.16		.30		.27		.35
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	9,987		12,832		10,349		10,259		21,488

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

			Year Ended April 30,
Participant Advantage	2015		2014		2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56		.56		.56		.56		.56
Ratio of net expenses
to average net assets	.19		.17		.29		.27		.36
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	102,203		93,874		57,785		183,861		263,377

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authori-

tative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments.

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	22,433,773,025
Level 3—Significant Unobservable Inputs	—
Total	22,433,773,025
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2015 and April 30, 2014 were all ordinary income.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the manage ment fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have a current direct expense limit of .51%, which is still in effect. The reduction in expenses, pursuant to the undertaking, amounted to $8,068,816 during the period ended April 30, 2015.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distrib uting such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee with respect to the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2015, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $360,175, $30,306 and $471,588, respectively, pursuant to the Service Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $9,034 for transfer agency services and $373 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $17.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $930,358 pursuant to the custody agreement. These fees were partially offset by earnings credits of $43,235.

During the period ended April 30, 2015, the fund was charged $10,103 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,804,775, Service Plan fees $68,057, custodian fees $288,000, Chief Compliance Officer fees $3,682 and transfer agency fees $2,201, which are offset against an expense reimbursement currently in effect in the amount of $56,138.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (the sole series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2015

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 88.07% of ordinary income dividends paid during the fiscal year ended April 30, 2015 as qualifying “interest-related dividends.”

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 30, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 28, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was at, above or within one basis point of the Performance Group median for all periods and above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (lowest in the Expense Group) and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

OFFICERS OF THE FUND (Unaudited)

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $0 in 2015 These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,679 in 2014 and $3,781 in 2015.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,121 in 2014 and $153 in 2015  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $43,744,573 in 2014 and $23,166,205 in 2015.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)